Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares subject to possible redemption		34,500,000	34,500,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock share outstanding
Ordinary shares, outstanding	8,625,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, issued		0	0
Ordinary shares, outstanding		0	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	8,625,000	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000